FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	Fixed assets consist of the following:
	December 31, 2013	December 31, 2012
Computer equipment	$38,000	$-
Less: Accumulated depreciation	(4,951)	-
	$33,049	$-